Commitments and Contingencies (Schedule of Future Minimum Lease Payments for Non-cancelable Operating Leases) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	119,148
2015	63,113
2016	40,864
2017	26,425
2018	27,256
Total	276,806
Office Premises [Member]
Operating Leased Assets [Line Items]
2014	54,377
2015	52,765
2016	40,864
2017	26,425
2018	27,256
Total	201,687
Server leasing and maintenance fees [Member]
Operating Leased Assets [Line Items]
2014	64,771
2015	10,348
2016	0
2017	0
2018	0
Total	75,119